Commitments - Future minimum lease revenues receivable under non-cancellable operating leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 7,699	$ 6,675
Not later than one year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 7,699	$ 6,675